SHARE-BASED COMPENSATION - Summary of Company's restricted share units under 2020 Share Incentive Plan (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Share-based compensation expenses recognized for restricted share units | ¥	¥ 813.3	¥ 813.3			¥ 34.3	¥ 34.3
2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Beginning balance	41,502,498		2,442,123		0
Granted	46,425,615		44,012,712		2,525,730
Vested	(5,963,517)		(576,720)
Forfeited or Cancelled	(2,002,524)		(4,375,617)		(83,607)
Ending balance	79,962,072		41,502,498		2,442,123
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Beginning balance | $ / shares		¥ 6.08		$ 11.72		¥ 0
Granted | $ / shares		6.03		5.90		11.85
Vested | $ / shares		5.90		7.89
Forfeited or Cancelled | $ / shares		6.21		7.05		15.89
Ending balance | $ / shares		¥ 6.07		$ 6.08		11.72
Unrecognized compensation expense | ¥	¥ 2,294.5	¥ 2,294.5
Recognized weighted-average period	2 years 9 months 18 days
Share-based compensation expenses recognized for restricted share units | ¥			¥ 361.1	$ 361.1
Vested	5,963,517		576,720
2022 Share Incentive Plan and Shengdu Acquisition
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Beginning balance	170,008,293		0
Granted			170,008,293
Vested	(13,292,404)
Ending balance	156,715,889		170,008,293		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Beginning balance | $ / shares		¥ 4.38		$ 0
Granted | $ / shares				4.38
Vested | $ / shares		4.29
Ending balance | $ / shares		¥ 4.39		$ 4.38		¥ 0
Unrecognized compensation expense | ¥	¥ 2,132.2	¥ 2,132.2
Recognized weighted-average period	2 years 6 months
Share-based compensation expenses recognized for restricted share units | ¥	¥ 1,631.1	1,631.1	¥ 1,093.6	$ 1,093.6
Vested	13,292,404
Non-vested RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Total fair value of shares | ¥	¥ 231.1		29.6		¥ 0.0
Non-vested RSUs | 2022 Share Incentive Plan and Shengdu Acquisition
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Total fair value of shares | ¥	¥ 364.9		¥ 0.0
Locked up Restricted Share Units | 2022 Share Incentive Plan and Shengdu Acquisition | Mr. PENG Yongdong, chairman and chief executive officer
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Vested	(16,416,972)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Vested	16,416,972
Locked up Restricted Share Units | 2022 Share Incentive Plan and Shengdu Acquisition | Mr. SHAN Yigang, an executive director
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Vested	(12,312,729)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Vested	12,312,729
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Unrecognized compensation expense | ¥	¥ 716.0	¥ 716.0
Recognized weighted-average period	1 year 4 months 24 days